Employee compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee compensation
Wages and salaries	$ 41,012	$ 24,910	$ 15,857
Share-based payments-equity settled	2,016	1,900	1,372
Post-employment benefits-contributions to defined contribution plans	874	731	418
Employee compensation	$ 43,902	$ 27,541	$ 17,647